Annual Fund Operating Expenses - Class ACRR6IS - DWS International Growth Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.36%
Total annual fund operating expenses	1.22%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.22%
Class C
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.39%
Total annual fund operating expenses	2.01%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	2.01%
Class R
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.45%
Total annual fund operating expenses	1.57%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.51%
Class R6
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	0.97%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.97%
INST Class
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.91%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.91%
Class S
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.92%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92%